Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
2015	$ 1
2016	46
2017	12
2018	89
2019	77
Thereafter	683
Total	$ 908	$ 658